Retirement Plans and Postretirement Costs (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Compensation And Retirement Disclosure [Abstract]
Employer contribution defined contribution plan	$ 1,729	$ 1,605	$ 1,464